Schedule of Estimated Fair Values of Identifiable Net Assets Acquired Recorded as Goodwill (Details) (Parentheticals)	Dec. 31, 2022 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash	$ 699,324